NOTE 3: Fair Value of Financial Instruments: Fair Value, Liabilities Measured on Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Fair Value, Liabilities Measured on Recurring Basis

Description	Level 1	Level 2	Level 3	Total
Derivative Liability	$-	$-	$-	$-
Total	$-	$-	$-	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012, on a recurring basis:

Description	Level 1	Level 2	Level 3	Total
Derivative Liability	$-	$-	$(5,687,262)	$(5,687,262)
Total	$-	$-	$(5,687,262)	$(5,687,262)